Derivative and Hedging Instruments - Additional Information (Detail) - Futures - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Designated by exchange
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 55,611	$ 49,007
OTC Derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 0	$ 1,866